Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations [Abstract]
Discontinued Operations

Note 4 – Discontinued Operations

In July 2010, the Company announced that it planned to exit the U.S. refining business.  On September 30, 2011, the Company sold the Superior, Wisconsin refinery and related assets for $214,000,000, plus certain capital expenditures between July 25 and the date of closing and the fair value of all associated hydrocarbon inventories at these locations.  On October 1, 2011, the Company sold its Meraux, Louisiana refinery and related assets for $325,000,000, plus the fair value of associated hydrocarbon inventories.  The Company has accounted for the results of the Superior, Wisconsin and Meraux, Louisiana refineries and associated marketing assets as discontinued operations for all periods presented.  The after-tax gain from disposal of the two refineries netted to $18,724,000, made up of a gain on the Superior refinery (including associated inventories) of $77,585,000 and a loss on the Meraux refinery (including associated inventories) of $58,861,000.  The gain on disposal was based on refinery selling prices, plus the sales of all associated inventories at fair value, which was significantly above the last-in, first-out (“LIFO”) carrying value of the inventories sold.  The net gain on sale of the refineries included an after-tax benefit of $179,152,000 from liquidation of inventories carried mostly under the LIFO cost method.  The Separation and Distribution Agreement provided for cross-indemnities designed to place financial responsibility for any liabilities arising out of the refineries and related facilities with Murphy Oil.

The results of operations associated with the refinery discontinued operations are presented in the following table.

(Thousands of dollars)	2011
Revenues	$3,700,789
Income from operations before income taxes	188,531
Gain on sale before income taxes	9,904
Total income from discontinued operations before taxes	198,435
Provision for income taxes	79,688
Income from discontinued operations	$118,747

In November 2013, the Company announced that it had entered into negotiations to sell its Hankinson, North Dakota ethanol production facility as part of management’s strategic plan to exit non-core businesses. On December 19, 2013, the Company sold its wholly-owned subsidiary Hankinson Renewable Energy, LLC which owned and operated an ethanol manufacturing facility in Hankinson, North Dakota, and its related assets for $170,000,000 plus working capital adjustments of approximately $3,118,000. The Company has accounted for all operations related to Hankinson Renewable, LLC as discontinued operations for all periods presented. The after-tax gain from disposal of the subsidiary (including associated inventories) was $52,542,000 in 2013.

The major assets and liabilities related to the Hankinson subsidiary sale are presented in the following table:

(Thousands of dollars)	December 18, 2013
Current assets:
Accounts receivable	$3,563
Raw materials inventories	6,692
Finished inventories	2,956
Material and supplies inventories	2,371
Total current assets	$15,582

Noncurrent assets:
Property, plant and equipment, net	$80,705
Total assets	$96,287

Liabilities:
Current liabilities	$5,051
Long-term notes payable	1,077
Liabilities associated with assets sold	$6,128

The results of operations associated with the Hankinson discontinued operations are presented in the following table.

(Thousands of dollars)	2013	2012	2011
Revenues	$366,707	$354,128	$354,239
Income (loss) from operations before income taxes	40,130	(4,377)	26,744
Gain on sale before income taxes	80,834	-	-
Total income (loss) from discontinued operations before taxes	120,964	(4,377)	26,744
Provision for income taxes	42,257	(1,531)	9,324
Income (loss) from discontinued operations	$78,707	$(2,846)	$17,420